Investment in Affiliates	12 Months Ended
Mar. 31, 2019
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates

14. Investment in Affiliates

Investment in affiliates at March 31, 2018 and 2019 consists of the following:

	Millions of yen
	2018	2019
Shares	¥531,481	¥789,638
Loans and others	59,882	53,122

	¥591,363	¥842,760

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥176,216 million and ¥225,569 million, respectively, as of March 31, 2018 and ¥168,569 million and ¥188,456 million, respectively, as of March 31, 2019.

In fiscal 2017, 2018 and 2019, the Company and its subsidiaries received dividends from affiliates of ¥14,913 million, ¥47,688 million and ¥17,334 million, respectively.

In the Company’s consolidated balance sheets, the book value of investment in affiliates over the underlying equity in the net assets of such affiliates as of date of the most recent available financial statements of the investees were ¥95,575 million and ¥87,424 million as of March 31, 2018 and 2019, respectively. The differences mainly consist of goodwill and fair value adjustments for fixed assets.

A company comprising a significant portion of investment in affiliates was Avolon Holdings Limited (30% of equity share) as of March 31, 2019.

Combined and condensed information relating to the affiliates for fiscal 2017, 2018 and 2019 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2017	2018	2019
Operations:
Total revenues	¥1,394,872	¥1,871,156	¥1,606,565
Income before income taxes	154,162	245,408	187,203
Net income	109,183	210,443	114,271

Financial position:
Total assets	¥8,452,544	¥9,391,445	¥11,473,689
Total liabilities	6,075,513	6,717,326	7,542,997
Total equity	2,377,031	2,674,119	3,930,692

The Company and its subsidiaries had no significant transactions with these companies except as described above.